BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(35,970)	$(54,833)

Denominator:

Weighted average number of Class A ordinary shares used in computing basic and diluted net loss per share	11,934,325	9,996,616

Basic and diluted net loss per Class A ordinary shares	$(3.01)	$(5.49)

During the six months ended June 30, 2024 and 2023, the Company was in a loss position and therefore all its potential shares were antidilutive. The total weighted average number of shares related to the outstanding options, unvested RSUs, warrants and convertible promissory notes excluded from the calculation of diluted loss per share due to their anti-dilutive effect was 6,503,966 and 2,104,132 for the six months ended June 30, 2024 and 2023, respectively.